SEGMENTED INFORMATION (Schedule of Sales by Metal) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Silver (Ag)	$ 84,872	$ 80,654
Gold (Au)	3,911	3,642
Lead (Pb)	51,966	64,111
Zinc (Zn)	15,780	20,654
Other	2,300	1,458
Sales	158,829	170,519
Henan Luoning [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	77,617	74,702
Gold (Au)	3,911	3,642
Lead (Pb)	43,312	55,739
Zinc (Zn)	4,911	6,305
Other	1,683	1,095
Sales	131,434	141,483
Guangdong [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	7,255	5,952
Gold (Au)
Lead (Pb)	8,654	8,372
Zinc (Zn)	10,869	14,349
Other	617	363
Sales	$ 27,395	$ 29,036